Expense Example (, (Lifestyle Balanced Trust), USD $)	0 Months Ended
Jan. 13, 2014
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	972
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,207
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 912